INVESTMENT MANAGERS SERIES TRUST

235 W. Galena Street

Milwaukee, WI 53212

October 29, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Investment Managers Series Trust (the “Trust”) Registration Statement on Form N-14 (File No. 333-249029)

Ladies and Gentlemen:

We are filing Pre-Effective Amendment No.1 to the Registrant’s Registration Statement under the Securities Act of 1933, as amended, on Form N-14 (the “N-14 Registration Statement”), including exhibits thereto. The N-14 Registration Statement relates to the reorganization of the Securian AM Balanced Stabilization Fund, Securian AM Equity Stabilization Fund and Securian AM Real Asset Income Fund, each a series of Managed Portfolio Series, into the Securian AM Balanced Stabilization Fund, Securian AM Equity Stabilization Fund and Securian AM Real Asset Income Fund, each a series of the Trust. The filing is being made to respond to comments received from the staff on October 7, 2020, October 21, 2020 and October 28, 2020, and to add exhibits to the N-14 Registration Statement.

Please contact me at (626) 385-5777 or diane.drake@mfac-ca.com with your questions or comments regarding this Registration Statement.

Sincerely,

/s/ Diane J. Drake

Diane J. Drake

Secretary